Lease revenue	12 Months Ended
Dec. 31, 2023
Lease Revenue [Abstract]
Lease revenue	Lease revenue
Our current operating lease agreements expire up to and over the next 16 years. The contracted minimum future lease payments receivable from lessees for flight equipment on non-cancelable operating leases for our owned aircraft, engines and helicopters as of December 31, 2023 were as follows:

Contracted minimum future lease payments receivable
2024	$6,384,586
2025	6,001,847
2026	5,512,314
2027	4,931,941
2028	4,360,764
Thereafter	14,980,420
$42,171,872
During the years ended December 31, 2023 and 2022, 5% and 6%, respectively, of our basic lease rents from flight equipment under operating leases was attributable to leases with variable lease rates, including lease rents tied to floating interest rates and power-by-the-hour (“PBH”) agreements.